Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of the Asset (Details) (10-K)	12 Months Ended
Dec. 31, 2017
Office Equipment [Member]
Fixed assets estimated useful life	3 years
Furniture and Equipment [Member]
Fixed assets estimated useful life	6 years
Computer [Member]
Fixed assets estimated useful life	4 years
Technical Equipment [Member]
Fixed assets estimated useful life	3 years 3 months 19 days